Cash and cash equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 935.2	€ 826.0
Restricted cash	0.1	0.1
Cash and cash equivalents	935.3	826.1	€ 719.8	€ 327.6
Bank overdraft	0.0	(1.3)
Cash and cash equivalents per Statement of Cash Flows	€ 935.3	€ 824.8